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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21269

Evergreen Income Advantage Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)   (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Income Advantage Fund, for the quarter ended July 31, 2008. This one series has an April 30 fiscal year end.

Date of reporting period:  July 31, 2008

Item 1 – Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 139.8%
CONSUMER DISCRETIONARY 29.8%
Auto Components 2.1%
Cooper Standard Automotive, Inc., 8.375%, 12/15/2014	$1,520,000	$1,086,800
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	6,935,000	5,270,600
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 ρ	3,475,000	3,518,437
Metaldyne Corp.:
10.00%, 11/01/2013	12,716,000	5,277,140
11.00%, 06/15/2012	3,442,000	808,870

		15,961,847

Automobiles 2.4%
Ford Motor Co., 7.70%, 05/15/2097	16,140,000	7,343,700
General Motors Corp.:
6.75%, 12/01/2014	935,000	536,166
7.20%, 01/15/2011 ρ	11,025,000	7,276,500
8.25%, 07/15/2023 ρ	4,660,000	2,330,000
8.375%, 07/15/2033 ρ	1,750,000	870,625

		18,356,991

Diversified Consumer Services 0.9%
Carriage Services, Inc., 7.875%, 01/15/2015	2,290,000	2,192,675
Education Management, LLC, 8.75%, 06/01/2014 ρ	240,000	217,200
Service Corporation International, 6.75%, 04/01/2015	110,000	104,225
Sotheby’s, 7.75%, 06/15/2015 144A	2,550,000	2,528,197
Ticketmaster, 10.75%, 08/01/2016 144A	1,840,000	1,913,600

		6,955,897

Hotels, Restaurants & Leisure 8.2%
Boyd Gaming Corp., 7.75%, 12/15/2012 ρ	3,745,000	3,127,075
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	4,169,000	3,699,987
8.125%, 05/15/2011	1,350,000	1,019,250
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	11,728,000	6,274,480
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	5,150,000	3,785,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	13,883,000	9,718,100
MGM MIRAGE, 8.50%, 09/15/2010	935,000	904,613
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	450,000	432,000
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A ρ	4,253,000	4,401,855
Seneca Gaming Corp., 7.25%, 05/01/2012	2,325,000	2,133,188
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	7,100,000	5,786,500
Six Flags, Inc.:
8.875%, 02/01/2010 ρ	815,000	647,925
9.625%, 06/01/2014 ρ	1,807,000	917,053
12.25%, 07/15/2016 144A	516,000	468,270
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	16,841,000	8,378,397
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	11,315,000	11,569,587

		63,263,530

Household Durables 4.6%
Centex Corp.:
4.875%, 08/15/2008	3,080,000	3,076,150
5.80%, 09/15/2009	3,810,000	3,714,750
D.R. Horton, Inc.:
4.875%, 01/15/2010	1,550,000	1,433,750
5.00%, 01/15/2009	3,525,000	3,472,125
8.00%, 02/01/2009	2,125,000	2,125,000
9.75%, 09/15/2010	2,515,000	2,505,569
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	1,860,000	1,627,500
6.50%, 01/15/2014	945,000	600,075
11.50%, 05/01/2013 144A	475,000	483,313

1

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
KB Home, 8.625%, 12/15/2008	$1,345,000	$1,355,087
Lennar Corp.:
5.125%, 10/01/2010	5,130,000	4,488,750
7.625%, 03/01/2009	1,630,000	1,609,625
Libbey, Inc., FRN, 9.93%, 06/01/2011	5,540,000	5,595,400
Meritage Homes Corp., 7.00%, 05/01/2014	3,050,000	2,455,250
Pulte Homes, Inc.:
7.875%, 08/01/2011	470,000	455,900
8.125%, 03/01/2011	925,000	911,125

		35,909,369

Media 7.7%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	1,330,000	1,280,125
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	695,000	665,463
10.875%, 09/15/2014 144A	9,455,000	9,880,475
CSC Holdings, Inc., 7.625%, 04/01/2011	4,135,000	4,109,156
DIRECTV Holdings, LLC, 7.625%, 05/15/2016 144A	110,000	109,725
Idearc, Inc., 8.00%, 11/15/2016	11,950,000	5,497,000
Ion Media Networks, Inc., FRN, 8.96%, 01/15/2013 144A	6,889,240	4,409,114
Lamar Media Corp.:
7.25%, 01/01/2013	440,000	422,400
Ser. B, 6.625%, 08/15/2015	3,015,000	2,728,575
Mediacom Broadband, LLC, 8.50%, 10/15/2015 ρ	115,000	103,213
Mediacom, LLC, 7.875%, 02/15/2011	1,170,000	1,093,950
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	6,387,000	4,758,315
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	5,524,000	5,537,810
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	5,225,000	4,310,625
Visant Corp., 7.625%, 10/01/2012	7,465,000	7,278,375
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	3,045,000	2,793,787
Young Broadcasting, Inc.:
8.75%, 01/15/2014	6,179,000	2,672,417
10.00%, 03/01/2011	2,920,000	1,408,900

		59,059,425

Multi-line Retail 0.4%
Macy’s, Inc., 7.875%, 07/15/2015	1,365,000	1,358,772
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 ρ	2,020,000	1,989,700

		3,348,472

Specialty Retail 1.6%
Autozone, Inc.:
6.50%, 01/15/2014	905,000	913,168
7.125%, 08/01/2018	905,000	922,470
Best Buy Co., Inc., 6.75%, 07/15/2013 144A	910,000	925,356
Home Depot, Inc., 5.875%, 12/16/2036	1,635,000	1,296,655
Michaels Stores, Inc., 10.00%, 11/01/2014 ρ	1,420,000	1,146,650
Payless ShoeSource, Inc., 8.25%, 08/01/2013	8,005,000	7,244,525

		12,448,824

Textiles, Apparel & Luxury Goods 1.9%
AAC Group Holdings Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2012 †	1,055,000	1,018,075
Oxford Industries, Inc., 8.875%, 06/01/2011	12,915,000	12,462,975
Unifi, Inc., 11.50%, 05/15/2014	1,197,000	999,495

		14,480,545

2

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 4.5%
Beverages 0.0%
Constellation Brands, Inc., 8.375%, 12/15/2014	$110,000	$113,025

Food & Staples Retailing 0.5%
Ingles Markets, Inc., 8.875%, 12/01/2011	2,425,000	2,467,438
Rite Aid Corp., 10.375%, 07/15/2016 ρ	1,760,000	1,641,200

		4,108,638

Food Products 2.2%
Dean Foods Co., 6.625%, 05/15/2009	480,000	480,000
Del Monte Foods Co.:
6.75%, 02/15/2015	2,180,000	2,049,200
8.625%, 12/15/2012	10,061,000	10,337,677
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	3,545,000	3,013,250
8.375%, 05/01/2017 ρ	705,000	542,850
Smithfield Foods, Inc., 7.75%, 07/01/2017 ρ	575,000	494,500

		16,917,477

Household Products 1.0%
American Achievement Corp., 8.25%, 04/01/2012 144A	7,505,000	7,354,900
Church & Dwight Co., 6.00%, 12/15/2012	685,000	667,875

		8,022,775

Personal Products 0.8%
Central Garden & Pet Co., 9.125%, 02/01/2013	7,085,000	5,845,125

ENERGY 18.1%
Energy Equipment & Services 3.7%
Bristow Group, Inc., 7.50%, 09/15/2017	3,085,000	3,054,150
GulfMark Offshore, Inc., 7.75%, 07/15/2014	3,130,000	3,098,700
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	7,985,000	7,685,563
Parker Drilling Co., 9.625%, 10/01/2013	5,415,000	5,685,750
PHI, Inc., 7.125%, 04/15/2013	7,837,000	7,445,150
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	1,720,000	1,367,400

		28,336,713

Oil, Gas & Consumable Fuels 14.4%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	195,000	188,419
7.25%, 12/15/2018	7,135,000	7,027,975
7.50%, 09/15/2013 ρ	5,500,000	5,582,500
Delta Petroleum Corp., 7.00%, 04/01/2015	4,280,000	3,573,800
El Paso Corp.:
7.00%, 06/15/2017	1,340,000	1,348,201
7.25%, 06/01/2018	115,000	114,425
7.75%, 01/15/2032	250,000	249,736
Encore Acquisition Co.:
6.00%, 07/15/2015	3,350,000	3,048,500
6.25%, 04/15/2014	1,735,000	1,635,238
Energy Partners, Ltd., 9.75%, 04/15/2014	1,667,000	1,541,975
Exco Resources, Inc., 7.25%, 01/15/2011 ρ	6,130,000	6,099,350
Ferrellgas Partners, LP, 6.75%, 05/01/2014	5,195,000	4,415,750
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	6,260,000	6,291,300
Forest Oil Corp., 7.25%, 06/15/2019 144A	3,960,000	3,742,200
Frontier Oil Corp., 6.625%, 10/01/2011 ρ	1,830,000	1,784,250
Newfield Exploration Co.:
6.625%, 04/15/2016	3,450,000	3,234,375
7.125%, 05/15/2018	1,670,000	1,586,500

3

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Peabody Energy Corp.:
5.875%, 04/15/2016	$9,745,000	$9,330,837
7.875%, 11/01/2026	1,470,000	1,477,350
Petrohawk Energy Corp., 7.875%, 06/01/2015 144A	7,590,000	7,381,275
Plains Exploration & Production Co.:
7.625%, 06/01/2018	2,345,000	2,286,375
7.75%, 06/15/2015	2,305,000	2,276,187
Quicksilver Resources, Inc., 7.75%, 08/01/2015	2,300,000	2,248,250
Range Resources Corp., 7.25%, 05/01/2018 ρ	195,000	191,100
Sabine Pass LNG, LP:
7.25%, 11/30/2013 ρ	1,140,000	991,800
7.50%, 11/30/2016	10,545,000	9,121,425
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	895,000	890,525
Southwestern Energy Co., 7.50%, 02/01/2018 144A	1,630,000	1,678,900
Tesoro Corp.:
6.50%, 06/01/2017 ρ	7,110,000	6,079,050
6.625%, 11/01/2015	510,000	451,350
Williams Cos.:
7.50%, 01/15/2031	5,520,000	5,644,200
8.125%, 03/15/2012	9,285,000	9,981,375

		111,494,493

FINANCIALS 20.9%
Capital Markets 0.7%
E*TRADE Financial Corp.:
7.375%, 09/15/2013 ρ	110,000	93,500
8.00%, 06/15/2011	110,000	97,350
12.50%, 11/30/2017	470,000	498,200
12.50%, 11/30/2017 144A	2,825,000	3,051,000
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018	1,615,000	1,518,752

		5,258,802

Consumer Finance 12.5%
CCH II Capital Corp., 10.25%, 09/15/2010 ρ	12,095,000	11,580,962
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	11,895,000	10,250,778
5.80%, 01/12/2009	4,925,000	4,777,940
7.375%, 10/28/2009	3,995,000	3,639,920
9.75%, 09/15/2010	14,962,000	12,923,727
General Motors Acceptance Corp., LLC:
6.875%, 09/15/2011	13,695,000	9,048,492
6.875%, 08/28/2012	17,075,000	10,724,671
7.75%, 01/19/2010	5,200,000	4,202,167
8.00%, 11/01/2031	12,185,000	6,839,745
FRN, 3.93%, 05/15/2009	10,645,000	9,423,369
Sprint Capital Corp., 6.875%, 11/15/2028	6,665,000	5,294,823
Toll Corp.:
8.25%, 02/01/2011	7,105,000	6,820,800
8.25%, 12/01/2011	1,040,000	990,600

		96,517,994

Diversified Financial Services 2.2%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	530,000	454,470
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	5,160,000	4,787,118
Leucadia National Corp.:
7.125%, 03/15/2017	825,000	776,531
8.125%, 09/15/2015	10,820,000	10,833,525

		16,851,644

4

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts 3.1%
Host Marriott Corp.:
7.125%, 11/01/2013	$6,465,000	$5,980,125
Ser. O, 6.375%, 03/15/2015	395,000	345,625
Ser. Q, 6.75%, 06/01/2016	7,700,000	6,622,000
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	4,210,000	4,052,125
7.00%, 01/15/2016	4,405,000	4,140,700
Ventas, Inc., 7.125%, 06/01/2015	2,480,000	2,455,200

		23,595,775

Real Estate Management & Development 0.0%
Realogy Corp., 10.50%, 04/15/2014 ρ	175,000	114,625

Thrifts & Mortgage Finance 2.4%
Residential Capital, LLC:
8.50%, 05/15/2010 144A ρ	7,695,000	5,540,400
9.625%, 05/15/2015 144A	10,903,000	4,306,685
Step Bond:
8.125%, 11/21/2008 †† ρ	4,825,000	4,439,000
8.375%, 06/30/2010 ††	13,975,000	4,402,125

		18,688,210

HEALTH CARE 6.3%
Health Care Equipment & Supplies 0.3%
Biomet, Inc., 11.625%, 10/15/2017 ρ	1,635,000	1,735,144
Universal Hospital Services, Inc., 8.50%, 06/01/2015	189,000	189,945

		1,925,089

Health Care Providers & Services 6.0%
HCA, Inc.:
6.375%, 01/15/2015	130,000	107,250
8.75%, 09/01/2010	6,860,000	6,962,900
9.25%, 11/15/2016	20,670,000	21,341,775
Humana, Inc., 7.20%, 06/15/2018	3,560,000	3,460,559
Omnicare, Inc.:
6.125%, 06/01/2013	9,185,000	8,473,162
6.875%, 12/15/2015	6,225,000	5,727,000
Symbion, Inc., 11.00%, 08/23/2015 144A	725,000	551,000

		46,623,646

INDUSTRIALS 13.9%
Aerospace & Defense 7.5%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 ρ	2,560,000	2,476,800
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	970,000	950,600
DRS Technologies, Inc.:
6.625%, 02/01/2016	3,860,000	3,917,900
7.625%, 02/01/2018	910,000	950,950
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	29,885,000	27,867,762
6.375%, 10/15/2015	15,461,000	14,610,645
Sequa Corp.:
11.75%, 12/01/2015 144A	130,000	113,750
13.50%, 12/01/2015 144A	2,030,000	1,776,250
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	5,595,000	5,189,363

		57,854,020

Building Products 0.2%
Ply Gem Industries, Inc., 11.75%, 06/15/2013 144A	1,405,000	1,264,500

5

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 1.9%
Allied Waste North America, Inc., 6.875%, 06/01/2017	$990,000	$955,350
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	6,290,000	5,692,450
9.25%, 05/01/2021	3,715,000	3,919,325
Corrections Corporation of America, 6.25%, 03/15/2013	190,000	186,675
Geo Group, Inc., 8.25%, 07/15/2013	785,000	800,700
Mobile Mini, Inc., 6.875%, 05/01/2015	3,435,000	2,954,100

		14,508,600

Machinery 1.7%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	15,831,000	13,535,505

Road & Rail 2.3%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	2,320,000	1,612,400
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	1,715,000	1,582,088
10.50%, 01/01/2016 ρ	230,000	201,250
Kansas City Southern:
7.50%, 06/15/2009	2,730,000	2,774,362
8.00%, 06/01/2015	10,830,000	10,992,450
Swift Transportation Co., Inc., 12.50%, 05/15/2017 144A ρ	1,015,000	400,925

		17,563,475

Trading Companies & Distributors 0.3%
Neff Corp., 10.00%, 06/01/2015 ρ	525,000	196,875
United Rentals, Inc., 6.50%, 02/15/2012	2,275,000	2,064,563

		2,261,438

INFORMATION TECHNOLOGY 5.7%
Communications Equipment 0.1%
Echostar Corp., 7.75%, 05/31/2015	650,000	627,250

Electronic Equipment & Instruments 3.1%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	7,755,000	7,483,575
Jabil Circuit, Inc.:
5.875%, 07/15/2010	1,650,000	1,617,000
8.25%, 03/15/2018	13,190,000	13,190,000
Sanmina-SCI Corp., 8.125%, 03/01/2016	1,635,000	1,463,325

		23,753,900

IT Services 1.9%
First Data Corp., 9.875%, 09/24/2015 144A ρ	2,675,000	2,370,719
ipayment, Inc., 9.75%, 05/15/2014	4,255,000	3,584,837
Iron Mountain, Inc., 8.00%, 06/15/2013	110,000	107,525
Lender Processing Services, Inc., 8.125%, 07/01/2016 144A	2,420,000	2,429,075
SunGard Data Systems, Inc.:
4.875%, 01/15/2014	3,510,000	3,132,675
9.125%, 08/15/2013	240,000	246,600
10.25%, 08/15/2015	130,000	132,600
Unisys Corp., 6.875%, 03/15/2010	3,128,000	3,018,520

		15,022,551

Semiconductors & Semiconductor Equipment 0.6%
Freescale Semiconductor, Inc., 9.125%, 12/15/2014	1,040,000	847,600
Spansion, Inc., FRN, 5.81%, 06/01/2013 144A	4,950,000	3,489,750

		4,337,350

6

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 17.1%
Chemicals 6.7%
Airgas, Inc., 7.125%, 10/01/2018 144A	$225,000	$226,688
ARCO Chemical Co.:
9.80%, 02/01/2020	5,460,000	4,067,700
10.25%, 11/01/2010	460,000	462,300
Huntsman, LLC:
7.375%, 01/01/2015	1,000,000	930,000
11.625%, 10/15/2010	7,000,000	7,297,500
Koppers Holdings, Inc.:
9.875%, 10/15/2013	575,000	605,906
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	5,599,000	5,067,095
MacDermid, Inc., 9.50%, 04/15/2017 144A	7,751,000	7,130,920
Millenium America, Inc., 7.625%, 11/15/2026	6,355,000	3,717,675
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	2,335,000	2,078,150
10.125%, 12/01/2014 ρ	7,720,000	6,793,600
Mosaic Co.:
7.30%, 01/15/2028	3,385,000	3,266,525
7.875%, 12/01/2016 144A	4,665,000	4,921,575
Tronox Worldwide, LLC, 9.50%, 12/01/2012	8,760,000	5,475,000

		52,040,634

Construction Materials 1.2%
CPG International, Inc.:
10.50%, 07/01/2013	8,910,000	7,083,450
FRN, 9.90%, 07/01/2012	1,670,000	1,294,250
CRH America, Inc., 8.125%, 07/15/2018	465,000	470,355

		8,848,055

Containers & Packaging 4.3%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014 ρ	1,566,000	1,260,630
Exopack Holding Corp., 11.25%, 02/01/2014	8,370,000	7,491,150
Graham Packaging Co.:
8.50%, 10/15/2012	5,510,000	5,151,850
9.875%, 10/15/2014 ρ	3,810,000	3,276,600
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	4,685,000	4,497,600
9.50%, 08/15/2013 ρ	4,750,000	4,441,250
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 ρ	7,715,000	6,847,062

		32,966,142

Metals & Mining 2.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	905,000	944,666
8.375%, 04/01/2017	8,430,000	8,844,039
Indalex Holdings Corp., 11.50%, 02/01/2014	5,985,000	3,441,375
PNA Group, Inc., 10.75%, 09/01/2016	2,785,000	3,321,113

		16,551,193

Paper & Forest Products 2.8%
Georgia Pacific Corp.:
8.125%, 05/15/2011	5,000,000	4,950,000
8.875%, 05/15/2031	3,605,000	3,316,600
International Paper Co., 7.95%, 06/15/2018	7,110,000	7,082,086
Verso Paper Holdings, LLC:
9.125%, 08/01/2014	230,000	207,000
11.375%, 08/01/2016	7,255,000	6,130,475

		21,686,161

7

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 9.9%
Diversified Telecommunication Services 3.7%
Citizens Communications Co.:
7.875%, 01/15/2027	$1,760,000	$1,557,600
9.25%, 05/15/2011	6,680,000	6,980,600
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	1,645,000	1,645,000
Qwest Corp.:
6.50%, 06/01/2017	2,665,000	2,205,287
7.50%, 06/15/2023	1,725,000	1,423,125
8.875%, 03/15/2012	11,660,000	11,689,150
West Corp., 11.00%, 10/15/2016	4,115,000	3,292,000

		28,792,762

Wireless Telecommunication Services 6.2%
Centennial Communications Corp.:
8.125%, 02/01/2014	6,815,000	6,917,225
10.125%, 06/15/2013	2,715,000	2,837,175
Cricket Communications, Inc., 9.375%, 11/01/2014	4,380,000	4,314,300
MetroPCS Communications, Inc., 9.25%, 11/01/2014	7,860,000	7,663,500
Rural Cellular Corp., 8.25%, 03/15/2012	13,350,000	13,717,125
Sprint Nextel Corp.:
6.90%, 05/01/2019	4,410,000	3,766,263
Ser. D, 7.375%, 08/01/2015	5,320,000	4,098,938
Ser. F, 5.95%, 03/15/2014	5,375,000	4,089,553

		47,404,079

UTILITIES 13.6%
Electric Utilities 13.3%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	9,870,000	10,412,850
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	17,404,000	20,275,660
CMS Energy Corp.:
6.55%, 07/17/2017	505,000	488,331
8.50%, 04/15/2011 ρ	860,000	912,063
Edison Mission Energy, 7.00%, 05/15/2017	940,000	893,000
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	8,150,000	8,435,250
11.25%, 11/01/2017 144A	4,515,000	4,492,425
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	895,000	801,025
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	2,499,065	2,817,696
Mirant North America, LLC, 7.375%, 12/31/2013	12,365,000	12,426,825
NRG Energy, Inc., 7.375%, 02/01/2016	10,550,000	10,259,875
Orion Power Holdings, Inc., 12.00%, 05/01/2010	12,800,000	13,856,000
PNM Resources, Inc., 9.25%, 05/15/2015	920,000	941,850
Public Service Company of New Mexico, 13.00%, 04/01/2015	1,050,000	1,067,179
Reliant Energy, Inc.:
6.75%, 12/15/2014	13,433,000	13,768,825
7.875%, 06/15/2017 ρ	230,000	223,100
Texas Competitive Electric Holdings Co., LLC:
10.25%, 11/01/2015 144A	825,000	829,125
10.50%, 11/01/2016 144A	135,000	130,612

		103,031,691

Independent Power Producers & Energy Traders 0.3%
AES Corp.:
8.00%, 10/15/2017	275,000	272,250
8.00%, 06/01/2020 144A	1,690,000	1,635,075
Dynegy Holdings, Inc., 7.50%, 06/01/2015	115,000	109,538

		2,016,863

Total Corporate Bonds (cost $1,194,010,071)		1,078,265,100

8

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 7.1%
ENERGY 2.2%
Oil, Gas & Consumable Fuels 2.2%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	$3,145,000	$3,310,112
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016	2,075,000	1,648,727
9.50%, 12/01/2016 144A	11,685,000	9,289,575
OPTI Canada, Inc., 8.25%, 12/15/2014 ρ	2,500,000	2,531,250

		16,779,664

FINANCIALS 1.3%
Consumer Finance 0.3%
NXP Funding, LLC:
5.54%, 10/15/2013	1,740,000	1,372,425
9.50%, 10/15/2015 ρ	1,785,000	1,240,575

		2,613,000

Diversified Financial Services 1.0%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	4,000,000	4,660,000
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033 +	1,540,000	899,006
Ship Finance International, Ltd., 8.50%, 12/15/2013 ρ	1,860,000	1,892,550

		7,451,556

INDUSTRIALS 0.4%
Road & Rail 0.4%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	1,796,000	1,737,630
9.375%, 05/01/2012	1,495,000	1,551,062

		3,288,692

INFORMATION TECHNOLOGY 0.8%
Communications Equipment 0.7%
Nortel Networks Corp., 10.125%, 07/15/2013 ρ	6,115,000	6,000,344

Semiconductors & Semiconductor Equipment 0.1%
Sensata Technologies, Inc., 8.00%, 05/01/2014	465,000	397,575

MATERIALS 1.5%
Metals & Mining 1.3%
Evraz Group SA, 9.50%, 04/24/2018 144A ρ	275,000	268,469
Novelis, Inc., 7.25%, 02/15/2015	7,070,000	6,575,100
Vedanta Resource plc, 9.50%, 07/18/2018 144A	2,760,000	2,746,200

		9,589,769

Paper & Forest Products 0.2%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	3,675,000	1,617,000

TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	3,890,000	3,870,550
11.25%, 06/15/2016	3,290,000	3,429,825
Telesat Canada, Inc., FRN, 11.00%, 11/01/2015 144A	50,000	47,250

		7,347,625

Total Yankee Obligations – Corporate (cost $60,747,042)		55,085,225

	Shares	Value

COMMON STOCKS 0.3%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Cooper Tire & Rubber Co. ρ	41,426	381,533

9

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Frontier Oil Corp.	20,678	$377,374

INDUSTRIALS 0.1%
Aerospace & Defense 0.0%
L-3 Communications Holdings, Inc.	27	2,664

Airlines 0.1%
Delta Air Lines, Inc. ρ	35,470	267,444

Machinery 0.0%
Commercial Vehicle Group, Inc.	12,373	119,647

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Cisco Systems, Inc. *	16,584	364,682

Software 0.0%
Microsoft Corp.	13,210	339,761

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.0%
Qwest Communications International, Inc. ρ	68,352	261,788

Wireless Telecommunication Services 0.1%
Sprint Nextel Corp.	39,490	321,449

Total Common Stocks (cost $2,678,608)		2,436,342

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Nortel Networks Corp., 2.125%, 04/15/2014 (cost $605,625)	$850,000	605,625

LOANS 9.3%
CONSUMER DISCRETIONARY 5.4%
Ford Motor Co., 5.46%, 12/15/2013	5,876,127	4,640,025
General Motors Corp., N/A, 11/29/2013 >	3,075,000	2,396,901
Greektown Casino, LLC, N/A, 12/03/2012 >	3,371,172	3,192,500
Idearc, Inc., FRN, 4.47%-4.80%, 11/17/2014 >	4,543,098	3,370,388
Ion Media Networks, Inc., FRN, 6.04%, 01/15/2012	8,230,000	6,978,629
Metaldyne Corp., FRN:
6.56%-9.07%, 01/11/2012	1,223,838	783,256
6.56%-9.07%, 01/11/2014 >	8,322,103	5,360,599
Newsday, N/A, 07/15/2013 >	2,035,000	2,020,796
Tropicana Entertainment, LLC, FRN, 10.75%, 01/03/2012 >	14,750,000	12,496,052

		41,239,146

CONSUMER STAPLES 0.4%
Merisant Co., N/A, 01/11/2010 >	3,560,000	3,338,924

ENERGY 0.6%
Alon Krotz Springs, Inc., 10.75%, 07/03/2014	1,475,000	1,398,477
Saint Acquisition Corp., FRN, 6.13%, 06/05/2014	1,600,000	1,226,368
Semgroup Energy Partners, N/A%, 07/20/2012 >	2,445,000	2,131,869

		4,756,714

INDUSTRIALS 1.8%
Clarke American Corp., FRN, 5.29%-5.30%, 02/28/2014 >	8,252,022	6,838,615
Neff Corp., FRN, 6.40%, 11/30/2014	9,805,000	6,882,718

		13,721,333

10

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

LOANS continued
INFORMATION TECHNOLOGY 0.2%
Activant Solutions, Inc., N/A, 05/02/2013 >	$1,972,184	$1,723,523

MATERIALS 0.9%
Boise Paper Holdings, LLC, FRN, 11.00%, 02/15/2015	970,000	950,260
Lyondell Chemical, Co., 7.00%, 12/20/2014 >	7,565,000	6,316,775

		7,267,035

UTILITIES 0.0%
Energy Future Holdings Corp., FRN, N/A, 10/10/2014 >	195	180

Total Loans (cost $75,353,863)		72,046,855

SHORT-TERM INVESTMENTS 18.9%
CORPORATE BONDS 1.8%
Commercial Banks 1.8%
First Tennessee Bank, FRN, 2.47%, 08/15/2008 ρρ	6,000,000	5,999,652
Metropolitan Life Global Funding, FRN, 2.46%, 08/21/2008 ρρ	8,000,000	7,999,480

		13,999,132

	Shares	Value

MUTUAL FUND SHARES 17.1%
Evergreen Institutional Money Market Fund, Class I, 2.54% q øρρ	131,496,911	131,496,911

Total Short-Term Investments (cost $145,496,911)		145,496,043

Total Investments (cost $1,478,892,120) 175.5%		1,353,935,190
Other Assets and Liabilities and Preferred Shares (75.5%)		(582,309,646)

Net Assets Applicable to Common Shareholders 100.0%		$771,625,544

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

††	The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid.
*	Non-income producing security
>	All or a portion of the position represents an unfunded loan commitment.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

At July 31, 2008, the Fund had the following interest rate swap contracts outstanding:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain (Loss)

11/26/2008	$65,000,000	Merrill Lynch & Co., Inc.	Fixed – 3.585%	Floating – 2.46%[1]	$(237,599)
[1]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of July 28, 2008 through August 26, 2008.

11

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

At July 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

09/20/2013	UBS	Motorola, 6.05%, 09/01/2025	$665,000	3.02%	Quarterly	$2,201
09/20/2013	Lehman Brothers	Pulte, 5.25%, 01/15/2014	1,105,000	1.47%	Quarterly	(95)
09/20/2013	Deutsche	Pulte, 5.25%, 01/15/2014	1,080,000	3.25%	Quarterly	(2,259)
09/20/2013	UBS	Motorola, 6.05%, 09/01/2025	1,295,000	2.97%	Quarterly	7,031
09/20/2013	Lehman Brothers	Pulte, 5.25%, 01/15/2014	1,995,000	2.86%	Quarterly	27,040

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

12/20/2012	UBS	Dow Jones CDX,	$48,350	3.75%	Quarterly	$(1,053)
		North American
		Investment Grade Index
06/20/2013	JPMorgan Chase & Co.	Dow Jones CDX,	8,040,000	5.00%	Quarterly	(267,555)
		North American
		Investment Grade Index
09/20/2013	Lehman Brothers	Centex, 5.25%, 06/15/2015	1,105,000	4.50%	Quarterly	(8,115)
09/20/2013	Deutsche	Centex, 5.25%, 06/15/2015	1,080,000	4.75%	Quarterly	2,156
09/20/2013	Lehman Brothers	Motorola, 6.05%, 09/01/2025	1,550,000	2.39%	Quarterly	(42,616)
09/20/2013	Lehman Brothers	Centex, 5.25%, 06/15/2015	1,995,000	3.85%	Quarterly	(63,119)
12/13/2049	Lehman Brothers	CMBX North America AJ Index	565,000	0.08%	Quarterly	(13,733)
12/13/2049	UBS	CMBX North America AAA Index	1,000,000	0.08%	Quarterly	74,655
12/13/2049	Lehman Brothers	CMBX North America AJ Index	1,050,000	1.47%	Quarterly	(66,367)
12/13/2049	Goldman Sachs	CMBX North America AJ Index	1,250,000	1.47%	Quarterly	5,304
12/13/2049	Deutsche	CMBX North America AJ Index	800,000	1.47%	Quarterly	(418)

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,481,450,174. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,557,750 and $130,072,734, respectively, with a net unrealized depreciation of $127,514,984.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of July 31, 2008, the Fund had unfunded loan commitments of $33,052,809.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Interest rate swaps

The Fund may enter into interest rate swap contracts to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

12

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$138,349,003	$0
Level 2 – Other Significant Observable Inputs	1,215,586,187	(584,542)
Level 3 – Significant Unobservable Inputs	0	0

Total	$1,353,935,190	$(584,542)

*	Other financial instruments include swap contracts.

13

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By:
Dennis H. Ferro, Principal Executive Officer

Date: September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: September 24, 2008

By:
Kasey Phillips Principal Financial Officer

Date: September 24, 2008